Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

a)
In May 2013, the Partnership entered into an agreement with Statoil, on behalf of the field license partners, to provide an FSO unit for the Gina Krog oil and gas field located in the North Sea. The contract will be serviced by a new FSO unit that is being converted from the Randgrid shuttle tanker, which the Partnership purchased in August 2015 from a 67%-owned subsidiary. The FSO conversion project is expected to cost approximately $328 million, including amounts reimbursable upon delivery of the unit relating to installation and mobilization. As at December 31, 2016, payments made towards this commitment totaled $248.9 million and the remaining payments required to be made are $78.9 million (2017). Following scheduled completion of the conversion in mid-2017, the newly converted FSO unit will commence operations under a three-year time-charter contract to Statoil, which includes 12 additional one-year extension options. The Partnership secured a long-term debt facility providing total borrowings up to $230 million in December 2015, of which $33.5 million was undrawn as at December 31, 2016.

b)
In March 2014, the Partnership acquired 100% of the shares of ALP, a Netherlands-based provider of long-haul ocean towage and offshore installation services to the global offshore oil and gas industry. Concurrently with this transaction, the Partnership and ALP entered into an agreement with Niigata Shipbuilding & Repair of Japan for the construction of four state-of-the-art SX-157 Ulstein Design ultra-long distance towing and anchor handling vessel newbuildings. One vessel was delivered to the Partnership during September 2016 and the remaining three vessel newbuildings are scheduled for delivery throughout 2017. The total cost to acquire these newbuildings is approximately $217 million, net of amounts reimbursable by Niigata Shipbuilding & Repair of Japan upon the delivery of the vessels. The Partnership paid $17.1 million upon the delivery of the first newbuilding, ALP Striker, in September 2016, net of a reimbursement of $7.0 million from the yard resulting from the delay in delivery. As at December 31, 2016, payments made towards these commitments totaled $172.9 million and the remaining payments required to be made under these newbuilding contracts are $44.3 million (2017). The Partnership secured a long-term debt facility of approximately $185 million to finance the newbuilding installments, of which $68.3 million was undrawn as at December 31, 2016.

c)
In August 2014, the Partnership acquired 100% of the outstanding shares of Logitel Offshore Holding AS, a Norway-based company focused on high-end UMS. As part of this transaction, the Partnership assumed three UMS newbuildings ordered from COSCO (Nantong) Shipyard (COSCO) in China. The Partnership took delivery of one UMS, the Arendal Spirit, in February 2015.

In June 2016, the Partnership canceled the UMS construction contracts for the two remaining UMS newbuildings, the Stavanger Spirit and the Nantong Spirit. As a result of this cancellation, during the second quarter of 2016, the Partnership wrote-off $43.7 million of assets related to these newbuildings and reversed contingent liabilities of $14.5 million associated with the delivery of these assets (see notes 4 and 19). The estimate of potential damages for the cancellation of the Stavanger Spirit newbuilding contract is based on the amount due for the final yard installment of approximately $170 million less the estimated fair value of the Stavanger Spirit. Given the unique design of the vessel as well as the lack of recent sale and purchase transactions for this type of asset, the value of this vessel, and thus ultimately the amount of potential damages that may result from the cancellation, is uncertain. Pursuant to the Stavanger Spirit newbuilding contract and related agreements, COSCO only has recourse to the single purpose subsidiary that was a party to the Stavanger Spirit newbuilding contract and its immediate parent company, Logitel Offshore Pte. Ltd., for damages incurred.

The estimate of potential damages for the cancellation of the Nantong Spirit newbuilding contract is based upon estimates of a number of factors, including accumulated costs incurred by COSCO, sub-supplier contract cancellation costs, as well as how such costs are treated under the termination provisions in the contract. The Partnership estimates that the amount of potential damages related to the cancellation of the Nantong Spirit contract could range between $10 million and $40 million. Pursuant to the Nantong Spirit newbuilding contract, COSCO only has recourse to the single purpose subsidiary that was a party to the Nantong Spirit newbuilding contract.

During September 2016, Sevan Marine ASA (or Sevan) commenced an action against Logitel, which the Partnership acquired in 2014, in the Oslo District Court. The action relates to the agreements between Sevan and CeFront Technology AS (or CeFront), related to the 2013 transfer to Logitel Offshore Pte. Ltd. or its wholly-owned subsidiaries (collectively Logitel Offshore) of two hulls to be converted into UMS, including a $60 million bond loan (of which $41 million was a vendor credit and $19 million was a cash loan) granted by a Sevan affiliate to Logitel (or the 2013 Transaction). The action also relates to agreements between Sevan and the Partnership entered into in connection with the Partnership's acquisition of Logitel from CeFront in 2014 (or the 2014 Transaction). Sevan has claimed that the $60 million bond loan to Logitel contravened certain provisions of the Norwegian Corporate Law and that, Sevan is entitled to the remaining payment of $50 million plus interest set at the court’s discretion. Logitel intends to dispute these claims. In addition, Sevan has presented the Partnership with a formal notice of claim and request for arbitration seeking $10 million for license and service fees, which Sevan claims is payable in connection with the delivery of the Arendal Spirit. The parties are in the process of selecting an arbitration tribunal and exchanging information on their respective calculations of the amount of license and service fees that may be due.

In addition, in September 2016, CeFront commenced an action against Logitel in the Oslo District Court, claiming that $2.8 million is due under a management agreement and an additional $3.6 million will fall due by May 2017 under that agreement. CeFront also claims that $3.3 million is due under the earn-out provisions of the contracts related to the Arendal Spirit and that $20.2 million is due or will become due related to the earn-out provisions of the contracts for the Stavanger Spirit and Nantong Spirit. The Partnership is defending these claims based on the interpretation of the agreement. The partnership is uncertain as to the ultimate resolution of these claims (see note 4).

As at December 31, 2016, the Partnership has accrued $61.9 million in the aggregate related to the above claims and potential claims related to Logitel from Sevan, COSCO and CeFront.

d)
In October 2014, the Partnership sold a 1995-built shuttle tanker, the Navion Norvegia, to a 50/50 joint venture of the Partnership and Odebrecht Oil and Gas S.A. (or OOG) on behalf of its field license partners. The vessel is committed to a new FPSO conversion for the Libra field located in the Santos Basin offshore Brazil. The conversion project has been completed at Sembcorp Marine’s Jurong Shipyard in Singapore and the FPSO unit is scheduled to commence operations in mid-2017 under a 12-year fixed-rate contract with a consortium led by Petroleo Brasileiro S.A. (or Petrobras). The FPSO conversion is expected to cost approximately $1.0 billion. As at December 31, 2016, payments made by the joint venture towards these commitments totaled $700.6 million and the estimated remaining payments required to be made by the joint venture are $302.3 million (2017). The joint venture secured a long-term debt facility in 2015 providing total borrowings of up to $804 million for the FPSO conversion (see note 20), of which $266.7 million was undrawn as at December 31, 2016 (see note 20).

e)
In December 2014, the Partnership acquired the Petrojarl I FPSO unit from Teekay Corporation for $57 million. The Petrojarl I is undergoing upgrades at the Damen Shipyard Group’s DSR Schiedam Shipyard (or Damen) in the Netherlands with an estimated cost of approximately $350 million, which includes the cost of acquiring the Petrojarl I. The FPSO is scheduled to commence operations in late-2017 under a five-year charter contract with Queiroz Galvão Exploração e Produção SA (or QGEP). As at December 31, 2016, payments made towards these commitments, including the acquisition of the Petrojarl I FPSO unit from Teekay Corporation, totaled $252.5 million and the remaining payments required estimated to be made are $97.5 million (2017). The Partnership is currently in negotiations with the yard regarding the valuation of certain variation orders relating to the upgrades. The outcome of these negotiations may impact the total estimated cost of the Petrojarl I FPSO unit. The Partnership has financed $171.2 million of the Petrojarl I FPSO upgrade cost through a fully-drawn long-term loan. Due to project delays in the delivery of the unit resulting from shipyard delays, an increased scope of work relating to field-specific requirements and the age of the unit, the Partnership is currently in discussions with QGEP, Damen and its lenders in the Petrojarl I loan facility to agree on revised delivery and charterer acceptance dates for the unit and other terms associated with the charter, shipyard contract and loan facility. In October 2016, December 2016, February 2017, and April 2017 the lenders agreed to extend the availability date of the loan for successive periods of two months, as the loan was subject to a mandatory prepayment provision, initially in early October 2016, if the unit was not accepted at that time by QGEP. These interim extensions provide additional time for the Partnership to negotiate a revised schedule for the delivery of the unit and thereafter, amend the loan facility to reflect the revised delivery schedule. As at December 31, 2016, the Partnership had $60 million held in escrow to fund the final upgrade costs (December 31, 2015 - $nil). This amount is presented in Restricted cash on the consolidated balance sheet.

f)
In June 2015, the Partnership entered into 15-year contracts, plus extension options, with a group of oil companies to provide shuttle tanker services for oil production on the East Coast of Canada. These contracts were initially being serviced by three third party-owned shuttle tankers operating on the East Coast of Canada, which were chartered-in to the Partnership. One of these vessels was replaced by one of the Partnership’s existing shuttle tankers, the Navion Hispania, during the third quarter of 2015. The Partnership has entered into contracts to construct three Suezmax DP2 shuttle tanker newbuildings for an aggregate fully built-up cost of approximately $372 million. These vessels will replace the existing vessels servicing the East Coast of Canada. The three newbuildings are expected to be delivered in late-2017 through the first half of 2018. As at December 31, 2016, payments made towards these commitments totaled $73.1 million and the remaining payments required to be made under these newbuilding contracts were $228.6 million (2017), and $70.6 million (2018). The Partnership secured long-term debt financing of $250 million to finance the newbuilding installments, of which $201.6 million was undrawn as at December 31, 2016.

g)
In March 2016, Petrobras claimed that the Partnership’s November 2011 cessation of paying certain agency fees with respect to the Piranema Spirit FPSO unit’s charter contract should have resulted in a corresponding 2% rate reduction on the FPSO contract with Petrobras. The Partnership has estimated the maximum amount of the claim at $7.5 million, consisting of $5.4 million (which is the amount accrued by the Partnership as at December 31, 2016) from a return of 2% of the charter hire previously paid by Petrobras to the Partnership for the period from November 2011 up to December 31, 2016, and $2.1 million from a 2% reduction of future charter hire to the end of the term of the FPSO contract with Petrobras.

h)
In October 2016, the Partnership received a claim from Royal Dutch Shell Plc (or Shell) for liquidated damages of $23.6 million. This claim is based on Shell's allegation that the Petrojarl Knarr FPSO did not meet the conditions for achieving the Offshore Completion milestone on time. Shell is also claiming that the inability of the Partnership to meet the Offshore Completion milestone date in excess of the grace period has in effect resulted in a 20% reduction in the purchase price for which Shell may purchase the Petrojarl Knarr FPSO from the Partnership pursuant to an option granted in the Purchase Option Agreement. In the counterclaim, the Partnership has alleged that Offshore Completion was achieved after the milestone but within the grace period and that Shell had caused delays due to certain defaults in Shell’s specifications, as well as other events. It is the Partnership’s position that, due to delays caused by Shell, the Partnership is entitled to the daily lease rate for the unit for a period of time prior to when Shell actually started paying such rate and that Shell is not entitled to a reduction in the Purchase Option Price. The duration of any such period that the Partnership claims to be entitled to receive additional daily lease payments is in dispute. However, this Partnership expects that the amount of its claim relating to the counterclaim will exceed Shell's claim of liquidated damages. Nevertheless, uncertainty exists as to the resolution of the claims.

i)
In early-November 2016, the Arendal Spirit UMS experienced an operational incident relating to its dynamic positioning system. As a result of this operational incident, and a gangway incident that occurred in April 2016, the charterer, Petrobras, initiated an operational review. Until the results of the review are available, Petrobras has suspended its charter hire payments since November 2016. The Partnership has completed an investigation to identify the cause of such incidents and has implemented corrective actions. There is a risk that Petrobras may seek to cancel the charter contract resulting from their operational review. If this occurs, the term loan outstanding for the Arendal Spirit UMS, which as at December 31, 2016 had a balance of $127.5 million, could become payable within 180 days of a cancellation. The Partnership is working to address Petrobras' concerns to bring the unit back into operations as soon as possible. Should the contract be cancelled, it could result in a reclassification of $112.5 million of long-term debt to the current portion of long-term debt unless the Partnership is able to obtain an extension from the lenders. A cancellation of the charter contract or demand for repayment of the loan would adversely affect the Partnership’s results of operations, financial condition and liquidity.

j)
In February 2017, the Partnership received a notice from Transocean Offshore International Ventures Limited (or Transocean) that it intends to file a claim against the Partnership arising from the towage of the Transocean Winner oil rig by one of the Partnerships towage vessels, the ALP Forward. Transocean intends to file a claim to recover losses it claims to have incurred relating to the grounding of the Transocean Winner in August 2016, including the costs associated with the salvage and replacement tow and other costs payable by Transocean as a result of this incident. The Partnership intends to dispute these claims, and also believes that any such claims would be covered by insurance. As of December 31, 2016, the Partnership had not accrued for any potential liability relating to these claims. An estimate of the possible loss or range of loss cannot be made at this time.

k)
As of December 31, 2016, the Partnership adopted the new accounting standard ASC-205-40, Presentation of Financial Statements - Going Concern, which requires management to assess if the Partnership will have sufficient liquidity to continue as a going concern for the one-year period following the issuance of its financial statements. Despite generating $44 million of net income and $354 million of cash flows from operating activities during 2016, the Partnership ended the year with a working capital deficit of $398 million. This working capital deficit is driven primarily from scheduled 2017 maturities and repayments of outstanding debt of $587 million which were classified as current liabilities as at December 31, 2016. In addition to these obligations, the Partnership also anticipates making payments related to commitments to fund vessels under construction or undergoing conversions/upgrades during 2017 and early 2018 of approximately $671 million, of which $437 million is expected to be funded from pre-arranged financing and a further $60 million is held in escrow as funding for the Petrojarl I FPSO project.

Based on these factors, over the one-year period following the issuance of its financial statements, the Partnership will need to obtain additional sources of financing, in addition to amounts generated from operations, to meet its minimum liquidity requirements under its financial covenants. These anticipated sources of financing include refinancing debt facilities that mature during the one-year period, raising additional capital through equity issuances, increasing amounts available under existing debt facilities and entering into new debt facilities, negotiating extensions or redeployments of existing assets and the sale of partial interests of assets.

The Partnership is actively pursuing the funding alternatives described above, which it considers probable of completion based on the Partnership’s history of being able to raise equity, refinance loan facilities for similar types of vessels, and indicative offers received from potential investors for partial interests in certain assets. The Partnership is in various stages of completion on these matters.

Based on the Partnership’s liquidity at the date these consolidated financial statements were issued, the liquidity it expects to generate from operations over the following year, and by incorporating the Partnership’s plans to raise additional liquidity that it considers probable of completion, the Partnership estimates that it will have sufficient liquidity to enable the Partnership to continue as a going concern for at least the one-year period following the issuance of these consolidated financial statements.